UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23895

THE 2023 ETF SERIES TRUST II
(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust II

c/o Foreside Management Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 416-9058

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

GMO U.S. Quality ETF
Semiannual Report
(Unaudited)
December 31, 2023

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-844 761-1102 (toll-free), visit GMO's website at www.gmo.com, or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO's website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov or at www.gmo.com.
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for The 2023 ETF Series Trust II, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The 2023 ETF Series Trust II prospectus can be obtained at www.gmo.com or by calling toll-free (844)761-1102. The 2023 ETF Series Trust II Statement of Additional Information includes additional information about the Trustees of The 2023 ETF Series Trust II and is available without charge, upon request, by calling 1-844 761-1102 (toll-free).
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Fund will achieve their stated investment objectives. Please see the Fund’s prospectus regarding specific principal risks. General risks may include: market risk-equities, management and operational risk, focused investment risk, ETF risks, limited authorized participants, market makers and liquidity providers risk, new/smaller funds risk and market disruption.
The Fund is distributed by Foreside Fund Services, LLC. Foreside Fund Services, LLC is not affiliated with GMO.

Table of Contents

GMO U.S. Quality ETF
Investment Concentration Summary
December 31, 2023 (Unaudited)

Industry Group Summary	% of Investments
Software & Services	17.8%
Health Care Equipment & Services	15.9
Semiconductors & Semiconductor Equipment	11.9
Pharmaceuticals, Biotechnology & Life Sciences	10.0
Media & Entertainment	7.5
Food, Beverage & Tobacco	6.8
Consumer Discretionary Distribution & Retail	6.0
Capital Goods	5.5
Banks	4.4
Consumer Services	3.7
Technology Hardware & Equipment	3.7
Financial Services	3.2
Household & Personal Products	2.7
Cash and cash equivalents	0.9
100.0%

GMO U.S. Quality ETF
Schedule of Investments
(showing percentage of total net assets)
December 31, 2023 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%
	Banks — 4.4%
25,089	U.S. Bancorp	1,085,852
22,125	Wells Fargo & Co.	1,088,992
	Total Banks	2,174,844
	Capital Goods — 5.5%
12,003	General Electric Co.	1,531,943
13,084	Otis Worldwide Corp.	1,170,625
	Total Capital Goods	2,702,568
	Consumer Discretionary Distribution & Retail — 6.0%
11,459	Amazon.com, Inc. *	1,741,081
12,909	TJX Cos, Inc.	1,210,993
	Total Consumer Discretionary Distribution & Retail	2,952,074
	Consumer Services — 3.7%
45,923	Aramark	1,290,436
2,941	Hilton Worldwide Holdings, Inc.	535,527
	Total Consumer Services	1,825,963
	Financial Services — 3.1%
2,576	American Express Co.	482,588
4,060	Visa, Inc. – Class A	1,057,021
	Total Financial Services	1,539,609
	Food, Beverage & Tobacco — 6.8%
27,113	Coca-Cola Co.	1,597,769
3,650	Constellation Brands, Inc. – Class A	882,387
11,818	Mondelez International, Inc. – Class A	855,978
	Total Food, Beverage & Tobacco	3,336,134
	Health Care Equipment & Services — 15.9%
15,477	Abbott Laboratories	1,703,553
1,844	Cigna Group	552,186
2,582	Elevance Health, Inc.	1,217,568
3,330	Intuitive Surgical, Inc. *	1,123,409
4,980	Quest Diagnostics, Inc.	686,643
4,790	UnitedHealth Group, Inc.	2,521,791
	Total Health Care Equipment & Services	7,805,150
	Household & Personal Products — 2.7%
8,860	Procter & Gamble Co.	1,298,344
	Media & Entertainment — 7.5%
14,025	Alphabet, Inc. – Class A *	1,959,152
Shares	Description	Value ($)
4,784	Meta Platforms, Inc. – Class A *	1,693,345
	Total Media & Entertainment	3,652,497
	Pharmaceuticals, Biotechnology & Life Sciences — 9.9%
2,413	Eli Lilly & Co.	1,406,586
12,898	Johnson & Johnson	2,021,632
13,277	Merck & Co., Inc.	1,447,459
	Total Pharmaceuticals, Biotechnology & Life Sciences	4,875,677
	Semiconductors & Semiconductor Equipment — 11.9%
736	Broadcom, Inc.	821,560
2,768	KLA Corp.	1,609,038
2,065	Lam Research Corp.	1,617,432
10,510	Texas Instruments, Inc.	1,791,535
	Total Semiconductors & Semiconductor Equipment	5,839,565
	Software & Services — 17.8%
5,171	Accenture PLC – Class A	1,814,556
9,410	Microsoft Corp.	3,538,536
17,712	Oracle Corp.	1,867,376
5,713	Salesforce, Inc. *	1,503,319
	Total Software & Services	8,723,787
	Technology Hardware & Equipment — 3.7%
9,400	Apple, Inc.	1,809,782
	TOTAL COMMON STOCKS (COST $47,514,595)	48,535,994
	SHORT-TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
450,029	State Street Institutional Treasury Money Market Fund – Premier Class, 5.28% (a)	450,029
	TOTAL SHORT-TERM INVESTMENTS (COST $450,029)	450,029
	TOTAL INVESTMENTS — 99.8% (Cost $47,964,624)	48,986,023
	Other Assets and Liabilities (net) — 0.2%	102,368
	TOTAL NET ASSETS — 100.0%	$49,088,391

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of December 31, 2023.
The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF
Statement of Assets and Liabilities — December 31, 2023 (Unaudited)

Assets
Investments, at Value (cost $47,964,624)	$48,986,023
Dividends and Interest Receivable	24,113
Receivable for Fund Shares Sold	7,469,160
Total Assets	56,479,296
Liabilities
Payable for Investments Purchased	7,379,650
Accrued Advisory Fee	11,255
Total Liabilities	7,390,905
Net Assets	$49,088,391
Net Assets Consist of:
Paid in Capital	48,089,914
Total Distributable Earnings	998,477
Net Assets	$49,088,391
Net Asset Value, Offering and Redemption Price Per Share	$26.62
Shares Outstanding (unlimited authorized - no par value)	1,844,000
The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF
Statement of Operations — For the Period Ended December 31, 2023(a) (Unaudited)

Investment Income
Dividend Income	$37,445
Interest Income	1,788
Total Investment Income	39,233
Expenses
Advisory Fee	12,717
Total Expenses	12,717
Net Investment Income (Loss)	26,516
Realized and Unrealized Gain (Loss):
Net Realized Gain on
Investments	10,586
Net Change in Unrealized Appreciation on
Investments	1,021,399
Net Realized and Unrealized Gain (Loss)	1,031,985
Net Increase (Decrease) in Net Assets from Operations	$1,058,501
(a) The Fund commenced operations on November 14, 2023.
The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF
Statement of Changes in Net Assets (Unaudited)

Period Ended December 31, 2023(a)
Operations:
Net Investment Income (Loss)	$26,516
Net Realized Gain (Loss)	10,586
Net Change in Unrealized Appreciation (Depreciation)	1,021,399
Net Increase (Decrease) in Net Assets from Operations	1,058,501
Distributions:
Net Investment Income	(60,024)
Total Distributions	(60,024)
Capital Share Transactions:
Subscriptions	48,089,914
Increase (Decrease) in Net Assets from Capital Transactions	48,089,914
Total Increase (Decrease) in Net Assets	49,088,391
Net Assets:
Beginning of Period	—
Ending	$49,088,391
Share Transactions:
Shares sold	1,844,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,844,000

(a)	The Fund commenced operations on November 14, 2023.
The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF
Financial Highlights
(For a share outstanding throughout each period)

Period from Inception through December 31, 2023(a)
(Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) From Investment Operations:
Net Investment Income(b)	0.03
Net Realized & Unrealized Gain (Loss)(c)	1.63
Total From Investment Operations	1.66
Distributions to Shareholders
Net Investment Income	(0.04)
Total from Distributions	(0.04)
Net Asset Value, End of Period	$26.62
Total Return on Net Asset Value(d) (e)	6.65%
Supplemental Data:
Net Assets, End of Period (000's)	$49,088
Ratio of Expenses to Average Net Assets(f)	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	1.04%
Portfolio Turnover(e) (g)	1%

(a)	The Fund commenced operations on November 14, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)
Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of the financial statements.

GMO U.S. Quality ETF
Notes to Financial Statements
December 31, 2023

1.
Organization
GMO U.S. Quality ETF (the “Fund”) is a newly organized, diversified exchange-traded fund (“ETF”) and a separate operating series of The 2023 ETF Series Trust II (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund began operations on November 14, 2023. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Fund’s investment adviser (the “Adviser”).
The Fund’s investment objective is to seek total return by investing primarily in equities of U.S. companies that the Adviser believes to be of high quality. The Adviser believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments.
2.
Summary of Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
The preparation of the financial statement in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions at the date of the financial statement. Actual results could differ from those estimates.
The Fund’s policies are in conformity with GAAP and have been consistently followed by the Fund in preparing the financial statements. The accompanying financial statements have been prepared in accordance with GAAP on the accrual basis of accounting.
Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations determined using other significant direct or indirect observable inputs.
Level 3: Valuations based primarily on inputs that are unobservable and significant.
The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.
Securities in the portfolio of the Fund for which market quotations are readily available are generally valued at the last sale price or official closing price, as applicable, on an exchange or the most recent quoted price published by the exchange (if no reported last sale or official closing price); or the quoted price provided by a pricing source (in the event the Adviser deems the private market to be a more reliable indicator or market value than the exchange).
The Fund’s Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Fund under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.
The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2023.

GMO U.S. Quality ETF
Notes to Financial Statements — (Continued)
December 31, 2023

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$48,535,994	$—	$—	$48,535,994
Short-Term Investments	450,029	—	—	450,029
Total Investments	48,986,023	—	—	48,986,023
Total	$48,986,023	$—	$—	$48,986,023
For the period ended December 31, 2023, there were no transfers into or out of Level 3 for the Fund.
Share Valuation
The net asset value (“NAV”) per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent. The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Any assets or liabilities denominated in currencies other than the U.S. dollar are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as deemed appropriate.
Illiquid Investments
Pursuant to Rule 22e-4 under the 1940 Act, a portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board has approved the designation of the Adviser to administer the Trust’s liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined within these Notes to Financial Statements.
Security Transactions and Investment Income
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-divdend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Dividends and Distributions
Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid at least annually, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”) in all events in a manner consistent with the provisions of the Investment Company Act of 1940 (the “1940 Act”).  Brokers may make available to their customers who own shares of the Fund the Depository Trust Company book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash.
Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

GMO U.S. Quality ETF
Notes to Financial Statements — (Continued)
December 31, 2023

Federal Income Tax Information
The Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Code. The Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.
Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to the Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.  The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount.  Taxes related to capital gains realized during the period ended December 31, 2023, if any, are reflected as part of Net Realized Gain on Investment in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Net Change in Unrealized Appreciation on Investments in the Statement of Operations.
Distributions in excess of the Fund’s current and accumulated earnings and profits, if significant, are reported in the Fund’s financial statements as a return of capital.
As of December 31, 2023, the Fund had no capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and other losses, if any, could be subject to further limitations imposed by the Code related to share ownership activity.
As of December 31, 2023, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments, and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:
Tax cost of investments	$47,964,624
Gross tax unrealized appreciation	$1,150,830
Gross tax unrealized depreciation	$(129,431)
Net tax unrealized appreciation (depreciation)	$1,021,399
The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. The Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which it invests. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of December 31, 2023, the Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.
Purchase and Sale of Fund Shares
Shares of the Fund are listed on NYSE Arca, Inc. (the “Exchange”), a national securities exchange and trade in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to net asset value (“NAV”). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges.

GMO U.S. Quality ETF
Notes to Financial Statements — (Continued)
December 31, 2023

The Fund issues and redeems shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.
Indemnification
Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund may enter into contracts that contain representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund.
3.
Investment Advisory Agreement and Other Services
Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Adviser provides investment advisory services to the Fund. For such investment advisory services, the Fund has agreed to pay the Adviser a unitary advisory fee payable at the annual rate of 0.50% of the Fund’s average daily net assets.
In addition, the Adviser has contractually agreed to pay all expenses incurred by, and appropriately allocated to, the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement; investment-related costs (such as interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments); taxes; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Fund’s investment in such acquired funds); legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; legal fees incurred at the request or direction of a Fund service provider other than the Adviser; extraordinary (as mutually determined by the Board and the Adviser) or non-recurring expenses not incurred in the ordinary course of the Fund’s business; and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Fund has adopted a Distribution Plan (the “Distribution Plan”) that allows the Fund to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”).  Under the Distribution Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board.
State Street Bank & Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Fund. State Street maintains all necessary shareholder records.
4.
Organizational Expenses and Offering Costs
The Adviser (and not the Fund) has agreed to pay all of the Fund’s organizational expenses and offering costs appropriately allocated to them. As a result, organizational expenses and offering costs of the Fund are not reflected in the Fund’s Statement of Assets and Liabilities. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.
5.
Investment Transactions
For period ended December 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were $1,064,632 and $459,329, respectively.
There were no purchases or sales of long-term U.S. Government securities by the Fund.
For the period ended December 31, 2023, there were in-kind transactions associated with creations and redemptions of $46,898,706 and $0, respectively.

GMO U.S. Quality ETF
Notes to Financial Statements — (Continued)
December 31, 2023

6.
Principal Risks
• Market Risk – Equities. The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by the Adviser and the Adviser’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the value of an investment in the Fund.
• Management and Operational Risk. The Fund runs the risk that the Adviser’s investment techniques will fail to produce intended results. The Fund also runs the risk that the Adviser’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in the Adviser’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
• Focused Investment Risk. Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
• ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks:
• Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
• Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
• Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
• New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate.
• Market Disruption and Geopolitical Risk. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO U.S. Quality ETF
Notes to Financial Statements — (Continued)
December 31, 2023

• Other Investment Company Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, the Fund indirectly bears its pro rata portion of an underlying fund’s fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when the Fund invests in underlying funds.
7.
Capital Share Transactions
Fund shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Individual Fund shares may only be purchased and sold on the Exchange through a broker-dealer at market price. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount). The Fund issues its shares to and redeems its shares from, on a continuous basis, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of Fund shares known as “Creation Units”. Currently, the number of Fund shares that constitute a Creation Unit is 10,000 shares. Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and as needed, a specified amount of cash.
Most retail investors will not qualify as Authorized Participants, therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase Fund shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.
A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund may adjust the creation transaction fee from time to time. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund, regardless of the number of Creation Units in the transaction, is $150 for an in-kind transaction and $100 for a cash transaction.
A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units. The Fund may adjust the redemption transaction fee from time to time. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Fund may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The standard redemption transaction fee for the Fund, regardless of the number of Creation Units redeemed in the transaction, is $150 for an in-kind transaction and $100 for a cash transaction.
8.
Subsequent Events
Management has evaluated all subsequent events through the date on which these statements were issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

GMO U.S. Quality ETF
Board Review of Investment Management Agreements
December 31, 2023 (Unaudited)

At a meeting held on August 21, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust II (“Trust”) considered and approved, for an initial two-year term, the Investment Advisory Agreement (the “Agreement”) between the Trust and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) with respect to the GMO U.S. Quality ETF (the “Fund”), pursuant to which GMO will provide advisory services to the Fund, a new series of the Trust. The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), were advised by legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and GMO, the Fund’s investment adviser, provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of GMO at the Meeting, during which the Independent Trustees and the GMO representatives discussed the materials that had been provided as well as other related matters concerning the new Fund. In determining whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by GMO to the Fund; (ii) the investment objective and strategy for the Fund and, because the Fund is new and therefore has no performance record, how the Fund’s strategy might be expected to perform in the future; (iii) the profits anticipated to be realized by GMO from providing advisory services to the Fund; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as the Fund grows; and (vi) other factors the Board deemed to be relevant.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided by GMO. The Board reviewed the Agreement and GMO’s anticipated responsibilities with respect to providing investment advisory services to the Fund, including developing, implementing, and maintaining the Fund’s investment program; portfolio management, including evaluating and selecting investments for the Fund; trading portfolio securities and other investment instruments on behalf of the Fund; selecting broker-dealers to execute purchase and sale transactions; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; periodic reporting to the Board; and implementing Board directives as they relate to the Fund.
The Board considered the background, sophistication and experience of GMO’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered GMO’s extensive administrative and compliance infrastructures. The Board appreciated the fact that GMO has deep experience and expertise serving as the investment adviser to other registered investment companies.
The Board considered GMO’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure the Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about GMO’s overall investment management business, including the financial resources available to it needed to deliver high quality advisory services to the Fund.
Investment Performance
Because the Fund is new and had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board discussed with representatives of GMO the proposed portfolio management team and the investment strategy to be employed in the management of the Fund’s assets. The Board considered GMO’s reputation and experience, including its experience managing other registered investment companies.
Fees Charged to Comparable Funds
The Board reviewed the advisory fee to be paid by the Fund to GMO under the Agreement. The Board reviewed a report prepared by Broadridge, an independent third-party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest.  The Board noted that, under the Agreement, GMO is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources.

GMO U.S. Quality ETF
Board Review of Investment Management Agreements — (Continued)
December 31, 2023 (Unaudited)

Profitability and Economies of Scale
The Board considered information concerning the anticipated profitability of GMO from managing the Fund.  The Board appreciated that, because the Fund is new, information concerning GMO’s profitability from the Fund was based on estimates and therefore, to a large degree, speculative.  The Board noted that it will have opportunities in the future to consider and evaluate GMO’s profitability from managing the Fund after the Fund commences operations and GMO begins receiving an advisory fee.  The Board also considered whether economies of scale or other efficiencies might result as the Fund’s assets grow. As the Fund had not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted the commitment being made by GMO by structuring its advisory fee as a unitary fee, which effectively acts as a cap on the Fund’s total expense ratio.  The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Fund.
Other Benefits
The Board considered other benefits that might be derived by GMO from its relationship with the Fund. The Board noted that GMO has the ability to realize soft dollar benefits from its relationship with the Fund. The Board also considered the potential benefits flowing to GMO from sponsoring for the first time an exchange-traded fund.
Conclusion
After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreement, that the nature, extent and quality of services to be provided supported its approval of the Fund’s management agreement and that the fee to be charged under that Agreement was reasonable.  In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate.  No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it.

GMO U.S. Quality ETF
Fund Expenses
December 31, 2023 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended December 31, 2023. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 14, 2023 through December 31, 2023.
Actual Expenses
This section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
This section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 14, 2023(a)	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period*
Actual Fund Return	$1,000.00	$1,066.50	0.50%	$0.68(b)
Hypothetical 5% Annual Return	$1,000.00	$1,022.62	0.50%	$2.54(c)

*
Expenses are calculated using each class's annualized net expense ratio (including indirect expenses incurred) for the period ended December 31,
2023, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

(a)	Fund commencement.
(b)
The dollar amount shown as expenses paid during the period is equal to the Fund's annualized expense ratio multiplied by the average account value during the period, multiplied by 48 days in the period, which is the number of days since inception, divided by 366 days in the year.

(c)
The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 184 days in the period, divided by 366 days in the year (to reflect the one-half year period).

Investment Adviser
Grantham, Mayo, Van Otterloo & Co. LLC
53 State Street
Boston, MA 02109
Administrator, Transfer Agent and Custodian
State Street Bank & Trust Company
One Congress Street, Suite 1
Boston, MA 02114
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
101 Seaport Boulevard, Suite 500
Boston MA 02210
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item 10.

Item 11. Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The 2023 ETF Series Trust II

By:	/s/ Trent Statczar
Trent Statczar
President (Principal Executive Officer)

Date:	March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Trent Statczar
Trent Statczar
President (Principal Executive Officer)

Date:	March 6, 2024

By:	/s/ Michael Minella
Michael Minella
Treasurer (Principal Financial Officer)

Date:	March 6, 2024